DWS U.S. Bond Index Fund


Supplement to the currently effective Statement of Additional Information ("SAI") for the above-listed fund.

The following information replaces paragraph (10) in the nonfundamental policy portion of the "Investment Restrictions" section of the fund's SAI:

(10) with respect to the Equity 500 Index Fund and U.S. Bond Index Fund: acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.







               Please Retain This Supplement for Future Reference



May 30, 2008

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